Fair Value (Carrying Amounts and Fair Values of Certain Financial Instruments Excluding Financial Instruments Which Are Carried at Fair Value on a Recurring Basis and Those Outside Scope of Asc 825) (Detail) - JPY (¥)
¥ in Millions
		Mar. 31, 2017	Mar. 31, 2016
Financial liabilities:
Long-term debt		¥ 1,496,488	¥ 1,055,626
Carrying amount
Financial assets:
Cash and due from banks, call loans and funds sold, and receivables under resale agreements and securities borrowing transactions		60,943,000	48,757,000
Investments		3,817,000	4,819,000
Loans, net of allowance for loan losses	[1]	81,662,000	77,040,000
Financial liabilities:
Noninterest-bearing deposits, call money and funds purchased, and payables under repurchase agreements and securities lending transactions		42,205,000	39,908,000
Interest-bearing deposits		110,125,000	100,228,000
Due to trust accounts		4,123,000	4,467,000
Other short-term borrowings		1,477,000	2,080,000
Long-term debt		13,009,000	13,691,000
Estimated fair value
Financial assets:
Cash and due from banks, call loans and funds sold, and receivables under resale agreements and securities borrowing transactions		60,943,000	48,757,000
Investments		3,846,000	4,873,000
Loans, net of allowance for loan losses	[1]	82,696,000	78,241,000
Financial liabilities:
Noninterest-bearing deposits, call money and funds purchased, and payables under repurchase agreements and securities lending transactions		42,205,000	39,908,000
Interest-bearing deposits		110,124,000	100,234,000
Due to trust accounts		4,123,000	4,467,000
Other short-term borrowings		1,477,000	2,080,000
Long-term debt		13,078,000	13,863,000
Estimated fair value | Level 1
Financial assets:
Cash and due from banks, call loans and funds sold, and receivables under resale agreements and securities borrowing transactions		1,063,000	923,000
Investments		3,846,000	4,873,000
Financial liabilities:
Noninterest-bearing deposits, call money and funds purchased, and payables under repurchase agreements and securities lending transactions		20,544,000	17,223,000
Interest-bearing deposits		56,738,000	46,207,000
Estimated fair value | Level 2
Financial assets:
Cash and due from banks, call loans and funds sold, and receivables under resale agreements and securities borrowing transactions		59,880,000	47,834,000
Financial liabilities:
Noninterest-bearing deposits, call money and funds purchased, and payables under repurchase agreements and securities lending transactions		21,661,000	22,685,000
Interest-bearing deposits		53,386,000	54,027,000
Due to trust accounts		4,123,000	4,467,000
Other short-term borrowings		1,477,000	2,080,000
Long-term debt		12,120,000	12,969,000
Estimated fair value | Level 3
Financial assets:
Loans, net of allowance for loan losses	[1]	82,696,000	78,241,000
Financial liabilities:
Long-term debt		¥ 958,000	¥ 894,000

[1]	Loans, net of allowance for loan losses include items measured at fair value on a nonrecurring basis.